Debt And Other Long-Term Liabilities (Narrative Credit Facility And Convertible Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Jul. 15, 2011
Line of Credit Facility, Description	The Credit Facility provides for a five-year, $175.0 million term loan and a $450.0 million revolving line of credit. Subject to additional commitments from lenders, we have the option to increase the aggregate facility size by $250.0 million, which can be comprised of additional term loans and a revolving line of credit.
Credit Facility, Term	5 years
Line of credit facility option to increase borrowing capacity	$ 250,000,000.0
Old line of credit facility, decrease, repayments	120,000,000
Financing fees related to the Credit Facility	5,100,000
Financing fees related to the Credit Facility, Amortization Period	5 years
Credit facility maturity date	Jul. 15, 2016
Term loan interest rate	1.46%
Line of credit facility, covenant terms	The Credit Facility contains standard negative covenants and restrictions on actions including, without limitation, restrictions on indebtedness, liens, fundamental changes or dispositions of our assets, payments of dividends, capital expenditures, investments, and mergers, dispositions and acquisitions, among other restrictions. In addition, the Credit Facility requires that we meet certain financial covenants, ratios and tests, including maintaining a maximum consolidated net leverage ratio and a minimum interest coverage ratio, as defined in the Credit Facility. As of December 31, 2012, we were in compliance with the covenants of the Credit Facility.
Line of credit facility, covenant compliance	As of December 31, 2012, we were in compliance with the covenants of the Credit Facility.As of December 31, 2012, we were in compliance with all covenants.
Convertiable note payable, face value	185,000,000
Interest rate, per year	4.00%
Convertible debt maturity date	Sep. 01, 2014
Note issuance effective interest rate	8.50%
Conversion Price Threshold For Convertible Debt	$ 52.38
Common Stock Closing Price Exceeds Percentage Of Conversion Price	130.00%
Number of trading days considered for early conversion of notes	20 days
Number of consecutive trading days considered for early conversion of notes	30 days
Number Of Note Repurchased	15,000
Convertible note repurchased, face value	15,000,000
Cash paid for Note Repurchase	20,700,000
Accrued interest payment for Note	200,000
The loss from early extinguishment of Notes	1,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	175,000,000.0
Line Of Credit Facility Total Amount Borrowed	175,000,000
Principal payments on term loan	10,900,000	4,400,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 450,000,000.0